Employee Benefit Plans Summary of ARX employee stock option plans (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Apr. 01, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 1.1
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested equity awards	$ 2.9
Period of recognition of compensation expense related to unvested equity awards	1 year 8 months 20 days
Employee Stock Option | ARX employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value	$ 665.85
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	24,995	26,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 526.46	$ 513.72
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares	12,000	14,800
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value	$ 677.81	$ 675.55
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	2,800
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(1,005)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 197.01
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	12,995
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 386.69